Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,847,521,500.00
Previously Paid Amount	0.00
Total Fee Amount	282,856.00
Total Offset Amount	0.00
Net Fee	282,856.00
Narrative - Max Aggregate Offering Price	$ 1,847,521,500.00
Final Prospectus	true